2. BASIS OF PREPARATION: b) Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2022
Policies
b) Basis of preparation

b)Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis except certain financial instruments which are measured at fair value (‘FVPL”). In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are effective as at December 31, 2022.